Share Repurchase Programs (Details) Share data in Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2013 CNY program	Dec. 31, 2012 CNY	Dec. 31, 2013 Ordinary shares Share repurchase programs, Pre-2012 program	Nov. 20, 2013 Ordinary shares 2012 Share repurchase program	Nov. 30, 2012 Ordinary shares 2012 Share repurchase program USD ($)	Feb. 28, 2014 Ordinary shares 2014 share repurchase program Subsequent event USD ($)	Nov. 20, 2013 ADS shares 2012 Share repurchase program USD ($)
Share repurchases
Number of share repurchase programs approved by the Board prior to 2012			5
Authorized amount					$ 100,000,000	$ 100,000,000
Share repurchase program period, maximum					12 months	12 months
Shares repurchased				48,600			2,020
Value of shares repurchased	99,262,000	422,489,000					$ 83,000,000
Number of share repurchase program in effect	0